Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Market Risk

The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:

	December 31, 2025
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(2)	(1)	17	1	2
Restricted short term bank deposits	(7)	(4)	75	4	8
Other receivables	(1)	(0)	9	0	1
Lease liability	10	5	(109)	(6)	(12)
Trade payables	4	2	(39)	(2)	(4)
Other payables	43	23	(478)	(25)	(53)
Total NIS-linked balances	47	25	(525)	(28)	(58)

USD-linked balances
Cash and cash equivalents	(461)	(241)	5,070	267	563
Trade receivables	-	-	9	-	-
Other receivables	(7)	(4)	78	4	9
Lease liability	2	1	(24)	(1)	(3)
Loans from related party	95	50	(1,042)	(55)	(116)
Total USD- linked balances	(371)	(194)	4,091	215	453

Total	(324)	(169)	3,566	187	395
	December 31, 2024
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(1)	(1)	11	1	1
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	(1)	-	10	1	1
Lease liability	18	9	(194)	(10)	(22)
Trade payables	-	-	(5)	-	(1)
Other payables	34	18	(373)	(20)	(41)
Total NIS-linked balances	44	23	(488)	(25)	(55)

USD-linked balances
Cash and cash equivalents	(586)	(307)	6,445	339	716
Short term bank deposits	(114)	(60)	1,254	66	139
Trade receivables	(3)	(2)	33	2	4
Loans from related party	92	48	(1,011)	(53)	(112)
Total USD- linked balances	(611)	(321)	6,721	354	747

Total	(567)	(298)	6,233	329	692

Schedule of Certain Data Regarding U.S. Dollar Exchange Rates

Set forth below is certain data regarding U.S. dollar exchange rates:

	Exchange rate	Exchange rate
	of SEK per $1	of NIS per $1
As of December 31:
2023	10.0416	3.627
2024	10.99818	3.647
2025	9.20133	3.1900

Schedule of Percentage Increase Decrease in USD Exchange Rate	Percentage increase (decrease) in USD exchange rate:
2023	(3.8%)	3.1%
2024	9.5%	0.6%
2025	(16.3%)	(12.5%)

Schedule of Linkage of Monetary Items by Currency

Set forth below is information on the linkage of monetary items by currency:

	December 31, 2025
				Other
	SEK	NIS	USD	Currencies	Total
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	873	17	5,070	62	6,022
Restricted short term bank deposits	-	75	-	176	251
Trade receivables			9	-	9
Other receivables	106	9	78	61	254
	979	101	5,157	299	6,536
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	1,042	139	1,181
Current maturities of lease liability	-	109	24	-	133
Accounts payable and accruals:
Trade	91	39	-	-	130
Other	165	478	-	538	1,181
Non-current liabilities:
Lease liabilities, net of current maturities		-			-
Long-term loans, net of current maturities	-	-	-	24	24
	256	626	1,066	701	2,649
Net asset value	723	(525)	4,091	(402)	3,887

	December 31, 2024
				Other
	SEK	NIS	USD	Currencies	Total
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	1,314	11	6,445	75	7,845
Short term bank deposits	-	-	1,254	-	1,254
Restricted short term bank deposits	-	63	-	157	220
Trade receivables			33	-	33
Other receivables	64	10	-	19	93
	1,378	84	7,732	251	9,445
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	1,011	91	1,102
Current maturities of lease liability	-	98	-	-	98
Accounts payable and accruals:
Trade	65	5	-	-	70
Other	149	373	-	447	969
Non-current liabilities
Lease liabilities, net of current maturities		96			96
Long-term loans, net of current maturities	-	-	-	47	47
	214	572	1,011	585	2,382
Net asset value	1,164	(488)	6,721	(334)	7,063

Schedule of Financial Liabilities

Information about financial liabilities due dates:

	December 31, 2025
	2026	2027	2028	Total

Loans from related party	1,042	-	-	1,042
Other long-term loan	139	24	-	163
Lease liabilities	139	-	-	139
Trade payables	130	-	-	130
Other payables	1,181	-	-	1,181
Total	2,631	24	-	2,655

	December 31, 2024
	2025	2026	2027	Total

Loans from related party	1,011	-	-	1,011
Other long-term loan	91	28	27	146
Lease liabilities	109	100	-	209
Trade payables	70	-	-	70
Other payables	969	-	-	969
Total	2,250	128	27	2,405